UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21616

RMR F.I.R.E. FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR F.I.R.E. Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue, Tower II, 4th Floor Kansas City, Missouri 64102

Julie A Tedesco, Esq. State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

RMR F.I.R.E. Fund

Portfolio of Investments — March 31, 2009 (unaudited)

Company	Shares	Value
Common Stocks — 44.0%
Real Estate — 37.2%
Apartments — 7.8%
Apartment Investment & Management Co. *	2,083	$11,415
Associated Estates Realty Corp. *	6,000	34,080
AvalonBay Communities, Inc. *	206	9,694
Home Properties, Inc. *	200	6,130
Mid-America Apartment Communities, Inc. *	3,300	101,739
		163,058
Diversified — 12.1%
Colonial Properties Trust *	6,000	22,860
Cousins Properties, Inc. *	8,000	51,520
Duke Realty Corp. *	5,000	27,500
National Retail Properties, Inc. *	6,000	95,040
Vornado Realty Trust *	1,626	54,048
		250,968
Health Care — 2.4%
Cogdell Spencer, Inc. *	5,000	25,500
HCP, Inc. *	500	8,925
Health Care REIT, Inc. *	200	6,118
Nationwide Health Properties, Inc. *	400	8,876
OMEGA Healthcare Investors, Inc. *	100	1,408
		50,827
Hospitality — 1.5%
Entertainment Properties Trust *	2,000	31,520

Office — 4.2%
BioMed Realty Trust, Inc. *	2,500	16,925
Highwoods Properties, Inc. *	400	8,568
Kilroy Realty Corp. *	2,000	34,380
Mack-Cali Realty Corp. *	600	11,886
SL Green Realty Corp. *	1,350	14,580
		86,339
Retail — 9.2%
Kimco Realty Corp. *	2,000	15,240
Realty Income Corp. *	1,500	28,230
Regency Centers Corp. *	200	5,314
Simon Property Group, Inc. *	1,740	60,274
Tanger Factory Outlet Centers, Inc. *	300	9,258
The Macerich Co. *	2,600	16,276
Weingarten Realty Investors *	6,000	57,120
		191,712
Total Real Estate (Cost $987,572)		774,424
Other — 6.8%
Carador PLC (a) (Cost $1,000,000)	749,660	142,435
Total Common Stocks (Cost $1,987,572)		916,859
Preferred Stocks — 107.1%
Real Estate — 100.8%
Apartments — 7.6%
Apartment Investment & Management Co., Series Y *	13,900	143,587
BRE Properties, Inc., Series D *	1,000	14,710
		158,297

See notes to portfolio of investments.

Company	Shares	Value
Preferred Stocks — continued
Real Estate — continued
Diversified — 30.3%
Cousins Properties, Inc., Series B *	9,798	$128,942
Digital Realty Trust, Inc., Series A *	8,050	140,392
LBA Realty LLC, Series B (a)*	40,919	327,352
National Retail Properties, Inc., Series C *	1,700	25,857
Vornado Realty Trust, Series F *	700	9,807
		632,350
Health Care — 11.3%
HCP, Inc., Series E *	200	3,598
Health Care REIT, Inc., Series F *	4,500	86,940
OMEGA Healthcare Investors Inc., Series D *	8,000	144,000
		234,538
Hospitality — 16.5%
Eagle Hospitality Properties Trust, Inc., Series A (a) (b)*	14,000	9,100
Entertainment Properties Trust, Series B *	8,000	77,600
FelCor Lodging Trust, Inc., Series C (b)*	36,652	146,608
Grace Acquisition I, Inc., Series B (b) *	50,000	13,000
Hersha Hospitality Trust, Series A *	8,000	65,200
Host Marriott Corp., Series E *	1,100	21,175
Strategic Hotels & Resorts, Inc., Series B (b)*	4,800	12,000
		344,683
Mortgage — 0.2%
Anthracite Capital, Inc., Series D (b)*	3,500	3,570
MFA Mortgage Investments, Inc., Series A *	65	1,254
		4,824
Office — 14.8%
Alexandria Real Estate Equities, Inc., Series C *	8,700	169,650
Kilroy Realty Corp., Series E *	5,000	65,250
Parkway Properties, Inc., Series D *	5,000	73,750
		308,650
Retail — 20.1%
CBL & Associates Properties, Inc., Series D *	2,500	16,200
Cedar Shopping Centers, Inc., Series A *	9,250	80,475
Glimcher Realty Trust, Series F *	26,500	154,230
Glimcher Realty Trust, Series G *	2,500	12,050
Kimco Realty Corp., Series G *	300	4,095
Taubman Centers, Inc., Series G *	10,000	152,100
		419,150
Total Real Estate (Cost $6,059,767)		2,102,492
Financial Services — 6.3%
Corts-UNUM Provident Financial Trust (Cost $222,310)	8,600	131,064
Total Preferred Stocks (Cost $6,282,077)		2,233,556
Other Investment Companies — 1.3%
Ultra Real Estate ProShares	2,500	6,125
UltraShort Real Estate ProShares	400	21,092
Total Other Investment Companies (Cost $91,421)		27,217
Short-Term Investments — 5.6%
Other Investment Companies — 5.6%
Dreyfus Cash Management, Institutional Shares, 0.74% (c) (Cost $116,210)	116,210	116,210
Total Investments — 158.0% (Cost $8,477,280) (d)		3,293,842
Other assets less liabilities — (1.6)%		(34,635)
Preferred Shares, at liquidation preference — (56.4)%		(1,175,000)
Net Assets applicable to common shareholders — 100%		$2,084,207

Notes to Portfolio of Investments

*                 Real Estate Investment Trust, or REIT.

(a)          As of March 31, 2009, the Fund held securities fair valued in accordance with policies adopted by the board of trustees aggregating to $478,887 and 14.5% of market value.

(b)         As of March 31, 2009, this security had discontinued paying distributions.

(c)   Rate reflects 7 day yield as of March 31, 2009.

(d)         Although subject to adjustments to the extent 2009 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31, 2009, are as follows:

Cost	$8,477,280

Gross unrealized appreciation	$14,724

Gross unrealized depreciation	(5,198,162)

Net unrealized depreciation	$(5,183,438)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2008, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Fair Value Measurements

Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted prices	$2,814,955
Level 2 — Other significant observable inputs	478,887
Level 3 — Significant unobservable inputs	—
Total	$3,293,842

There were no investments in securities characterized as Level 3 on December 31, 2008, or March 31, 2009.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR F.I.R.E. FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 22, 2009

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 22, 2009